Subsequent Events (Details)	1 Months Ended
Oct. 04, 2022 shares
Maximum [Member]
Subsequent Events (Details) [Line Items]
Dividend shares	49,800,000
Minimum [Member]
Subsequent Events (Details) [Line Items]
Dividend shares	47,247,280